JHB
Nuveen Corporate Income November 2021 Target Term Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 14.4% (15.5% of Total Investments)
	CORPORATE BONDS – 14.4% (15.5% of Total Investments)
	Aerospace & Defense – 0.3%
$1,305	BAE Systems PLC, 144A	4.750%	10/11/21	BBB	$1,306,024
	Automobiles – 1.9%
10,000	Ford Motor Credit Co LLC	3.813%	10/12/21	BB+	10,005,000
	Banks – 1.9%
10,000	Deutsche Bank AG/New York NY	4.250%	10/14/21	BBB+	10,010,774
	Capital Markets – 3.8%
20,050	Credit Suisse AG/New York NY	3.000%	10/29/21	A+	20,089,343
	Diversified Telecommunication Services – 0.4%
1,918	Telstra Corp Ltd	4.800%	10/12/21	A2	1,919,880
	Food Products – 1.7%
8,989	J M Smucker Co	3.500%	10/15/21	BBB	8,997,961
	Household Durables – 2.9%
15,022	Lennar Corp	4.125%	1/15/22	BBB	15,022,000
	Machinery – 0.8%
4,185	CNH Industrial Capital LLC	3.875%	10/15/21	BBB	4,189,540
	Pharmaceuticals – 0.7%
3,920	Bayer US Finance LLC	3.000%	10/08/21	BBB+	3,921,120
$75,389	Total Long-Term Investments (cost $75,488,447)				75,461,642

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 77.9% (84.5% of Total Investments)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.0% (58.6% of Total Investments)
$1,000	Federal Home Loan Bank Discount Notes	0.000%	10/06/21	Aaa	$999,997
10,000	Federal Home Loan Bank Discount Notes	0.000%	10/13/21	Aaa	9,999,933
147,500	Federal Home Loan Bank Discount Notes	0.000%	10/15/21	Aaa	147,498,850
107,995	Federal Home Loan Bank Discount Notes	0.000%	10/22/21	Aaa	107,993,737
17,750	Federal Home Loan Bank Discount Notes	0.000%	10/27/21	Aaa	17,749,744
284,245	Total U.S. Government and Agency Obligations (cost $284,240,070)				284,242,261

JHB	Nuveen Corporate Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	COMMERCIAL PAPER – 23.9% (25.9%of Total Investments)
	Banks – 3.2%
$10,000	NRW Bank, 144A	0.000%	10/20/21	$9,999,622
6,750	Sheffield Receivables Co LLC, 144A	0.000%	10/12/21	6,749,806
16,750	Total Banks			16,749,428
	Diversified Financial Services – 14.4%
4,875	Barton Capital SA	0.000%	10/20/21	4,874,748
11,500	Cancara Asset Securitisation LLC	0.000%	10/27/21	11,499,155
10,000	Chariot Funding LLC, 144A	0.000%	10/26/21	9,999,299
10,000	Halkin Finance LLC, 144A	0.000%	10/26/21	9,999,265
10,000	LIME FUNDING LLC	0.000%	10/21/21	9,999,452
9,628	Mont Blanc Capital Corp, 144A	0.000%	10/15/21	9,627,639
10,000	Mountcliff Funding LLC, 144A	0.000%	10/26/21	9,999,299
10,000	Pure Grove Funding	0.000%	10/22/21	9,999,220
76,003	Total Diversified Financial Services			75,998,077
	Diversified Telecommunication Services – 1.9%
10,000	AT&T Inc, 144A	0.000%	10/19/21	9,998,870
	Food Products – 1.9%
10,000	Nestle Finance International Ltd	0.000%	10/18/21	9,999,805
	Oil, Gas & Consumable Fuels – 1.9%
10,000	Exxon Mobil Corp	0.000%	10/26/21	9,999,567
	Technology Hardware, Storage & Peripherals – 0.6%
3,000	Apple Inc, 144A	0.000%	10/19/21	2,999,921
$125,753	Total Commercial Paper (cost $125,745,750)			125,745,668
	Total Short-Term Investments (cost $409,985,820)			409,987,929
	Total Investments (cost $485,474,267) – 92.3%			485,449,571
	Other Assets Less Liabilities – 7.7%			40,546,235
	Net Assets Applicable to Common Shares – 100%			$525,995,806

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$75,461,642	$ —	$75,461,642
Short-Term Investments:
U.S. Government and Agency Obligations	—	284,242,261	—	284,242,261
Commercial Paper	—	125,745,668	—	125,745,668
Total	$ —	$485,449,571	$ —	$485,449,571

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
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